Consumer Loans, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Consumer Loans - Additional Information (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Notes Loans And Financing Receivable Gross Allowance And Net [Abstract]
Active consumer loans owned by third-party lenders	$ 36,300,000	$ 41,400,000
Accrual for losses on consumer loan guaranty obligations	$ 1,576,000	$ 2,047,000	$ 2,624,000	$ 2,284,000